Revenue - Summary of Revenue by Product Line (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of products and services [line items]
Revenue	€ 1,538	€ 1,474	€ 3,074	€ 2,860
Packaging rolled products [member]
Disclosure of products and services [line items]
Revenue	568	589	1,116	1,125
Automotive rolled products [member]
Disclosure of products and services [line items]
Revenue	209	163	439	318
Specialty and other thin-rolled products [member]
Disclosure of products and services [line items]
Revenue	42	47	90	92
Aerospace rolled products [member]
Disclosure of products and services [line items]
Revenue	224	197	429	376
Transportation, Industry and other rolled products [member]
Disclosure of products and services [line items]
Revenue	148	148	310	300
Automotive extruded products [member]
Disclosure of products and services [line items]
Revenue	199	178	387	347
Other extruded products [member]
Disclosure of products and services [line items]
Revenue	€ 148	148	€ 303	296
Other [member]
Disclosure of products and services [line items]
Revenue		€ 4		€ 6